Schedule I - Condensed Financial Information of Parent (Balance Sheet) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019
Current Assets:
Cash and cash equivalents	$ 1,374	$ 943
Restricted cash	536	304
Assets, Current	7,643	5,356	$ 5,414
Investment in and advances to subsidiaries and affiliates	952	1,080	835
Office Equipment:
Cost	26,599	25,552
Accumulated depreciation	(8,651)	(8,486)
Property, plant and equipment, net	23,039	19,906
Other Assets:
Deferred income taxes	319	409
Other assets	2,979	2,188		$ 1,605	$ 1,635
Total other assets	7,681	7,701
Assets	38,363	32,963	34,603
Current Liabilities:
Accounts payable	1,730	1,153
Accrued and other liabilities	2,151	1,205
Total current liabilities	6,491	4,732
Long-term Liabilities:
Other long-term liabilities	3,168	3,358
Liabilities, Noncurrent	26,047	22,407
Stockholders' equity:
Common stock	8	8
Additional paid-in capital	6,688	7,106
Accumulated deficit	(1,635)	(1,089)		$ (731)	(692)
Accumulated other comprehensive loss	(1,640)	(2,220)	(2,397)
Treasury stock	(1,822)	(1,845)
Total AES Corporation stockholders’ equity	2,437	2,798
TOTAL LIABILITIES AND EQUITY	38,363	32,963
Preferred stock (without par value, 50,000,000 shares authorized; 1,043,050 issued and outstanding at December 31, 2022 and December 31, 2021)	838	838
Parent Company [Member]
Current Assets:
Cash and cash equivalents	24	40	$ 70		$ 11
Prepaid expenses and other current assets	47	50
Assets, Current	240	321
Investment in and advances to subsidiaries and affiliates	7,204	7,159
Office Equipment:
Cost	16	29
Accumulated depreciation	(10)	(23)
Property, plant and equipment, net	6	6
Other Assets:
Debt Issuance Costs, Noncurrent, Net	8	6
Other assets	117	33
Total other assets	125	39
Assets	7,575	7,525
Current Liabilities:
Accounts payable	33	17
Accrued and other liabilities	319	340
Total current liabilities	961	518
Long-term Liabilities:
Debt	3,894	3,729
Other long-term liabilities	283	480
Liabilities, Noncurrent	4,177	4,209
Stockholders' equity:
Common stock	8	8
Additional paid-in capital	6,688	7,106
Accumulated deficit	(1,635)	(1,089)
Accumulated other comprehensive loss	(1,640)	(2,220)
Treasury stock	(1,822)	(1,845)
Total AES Corporation stockholders’ equity	2,437	2,798
TOTAL LIABILITIES AND EQUITY	7,575	7,525
Accumulated Amortization, Debt Issuance Costs, Noncurrent	9	7
Parent Company [Member] | Related Party
Current Assets:
Accounts and notes receivable from subsidiaries	169	231
Current Liabilities:
Accounts and notes payable to subsidiaries	$ 609	$ 161